Net Loss Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Share Attributable to Common Stockholders

Basic and diluted net loss per share attributable to common stockholders was calculated as follows for the nine months ended September 30, 2013.

	NINE MONTHS ENDED SEPTEMBER 30,
	2013	2012
Numerator:
Net Loss	$(11,404)	$(7,431)
Unaccreted dividends on convertible preferred stock	—	(1,493)

Net loss attributable to common stockholders	$(11,404)	$(8,924)

Denominator:
Weighted average shares outstanding - basic and diluted	7,601,388	309,994

Net loss per share attributable to common stockholders—basic and diluted (1)	$(1.50)	$(28.79)

(1)	All per share amounts and shares outstanding for all periods reflect the 1-for-1.662 reverse stock split, which was effective May 22, 2013.

Basic and diluted net loss per share attributable to common stockholders was calculated as follows for the years ended December 31, 2011 and 2012:

	YEAR ENDED DECEMBER 31,
	2011	2012

Numerator:
Net loss	$(3,464)	$(11,636)
Modification of Series A convertible preferred stock	(276)	—
Unaccreted dividends on convertible preferred stock	(902)	(2,035)

Net loss attributable to common stockholders	$(4,642)	$(13,671)

Denominator:
Weighted average common shares outstanding—basic and diluted	300,841	395,918

Net loss per share attributable to common stockholders—basic and diluted	$(15.43)	$(34.53)